Consolidated Balance Sheet - CAD ($) $ in Millions	Jan. 31, 2020	Oct. 31, 2019	Jan. 31, 2019
Assets
Cash and Cash Equivalents	$ 45,742	$ 48,803	$ 40,470
Interest Bearing Deposits with Banks	7,148	7,987	7,609
Securities (Note 2)
Trading	97,646	85,903	101,486
Fair value through profit or loss	13,790	13,704	12,280
Fair value through other comprehensive income	74,101	64,515	66,696
Debt securities at amortized cost	25,045	24,472	7,272
Other	877	844	742
Securities, net	211,459	189,438	188,476
Securities Borrowed or Purchased Under Resale Agreements	105,543	104,004	100,699
Loans
Residential mortgages	124,441	123,740	120,039
Consumer instalment and other personal	68,629	67,736	63,241
Credit cards	8,763	8,859	8,187
Business and government	230,903	227,609	207,765
Loans gross of allowance for loan losses	432,736	427,944	399,232
Allowance for credit losses (Note 3)	(2,023)	(1,850)	(1,628)
Loans,net	430,713	426,094	397,604
Other Assets
Derivative instruments	22,035	22,144	21,633
Customers' liability under acceptances	24,362	23,593	21,529
Premises and equipment (Note 1)	3,957	2,055	1,971
Goodwill	6,396	6,340	6,388
Intangible assets	2,430	2,424	2,285
Current tax assets	1,705	1,165	1,469
Deferred tax assets	1,562	1,568	1,813
Other	16,668	16,580	14,651
Other assets	79,115	75,869	71,739
Total Assets	879,720	852,195	806,597
Liabilities and Equity
Deposits (Note 4)	582,288	568,143	532,199
Other Liabilities
Derivative instruments	23,231	23,598	23,188
Acceptances	24,362	23,593	21,529
Securities sold but not yet purchased	27,562	26,253	30,407
Securities lent or sold under repurchase agreements	100,008	86,656	87,783
Securitization and structured entities' liabilities	27,037	27,159	23,969
Current tax liabilities	96	55	84
Deferred tax liabilities	61	60	73
Other (Note 1)	35,876	38,607	33,196
Other liabilities	238,233	225,981	220,229
Subordinated Debt (Note 4)	7,023	6,995	6,820
Equity
Contributed surplus	303	303	308
Retained earnings (Note 1)	29,510	28,725	26,599
Accumulated other comprehensive income	4,017	3,729	3,188
Total equity (Note 5)	52,176	51,076	47,349
Total Liabilities and Equity	879,720	852,195	806,597
Preferred shares and other equity instruments [member]
Equity
Issued capital (Note 5)	5,348	5,348	4,340
Total equity (Note 5)	5,348	5,348	4,340
Common shares [member]
Equity
Issued capital (Note 5)	12,998	12,971	12,914
Total equity (Note 5)	$ 12,998	$ 12,971	$ 12,914